Schedule of Investments
(unaudited)
May 31, 2025
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Air Freight & Logistics — 0.5%
United Parcel Service, Inc.
4.88% , 03/03/33 ................... USD 15 $ 15,014
6.20% , 01/15/38 ................... 15 15,970
3.75% , 11/15/47 ................... 15 11,051
5.05% , 03/03/53 ................... 20 17,663
5.50% , 05/22/54 ................... 7 6,581
66,279
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd.
3.25% , 03/01/32
(a)
.................. 10 8,781
4.15% , 05/01/52 ................... 10 6,871
15,652
Automobiles — 0.6%
General Motors Co.
5.60% , 10/15/32 ................... 15 14,916
5.15% , 04/01/38 ................... 25 22,385
6.25% , 10/02/43 ................... 10 9,527
5.20% , 04/01/45 ................... 10 8,304
Honda Motor Co. Ltd., 2.97%, 03/10/32
(a)
.... 15 13,249
68,381
Banks — 21.6%
Banco Santander SA
5.59% , 08/08/28 ................... 25 25,713
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.54% ,
03/14/30
(b)
..................... 25 25,581
6.35% , 03/14/34 ................... 25 25,857
Bank of America Corp.
(b)
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ...................... 10 9,750
(3-mo. CME Term SOFR + 1.45%), 2.88% ,
10/22/30 ...................... 50 46,271
(1-day SOFR + 2.15%), 2.59% , 04/29/31 .. 25 22,554
(1-day SOFR + 1.32%), 2.69% , 04/22/32 .. 25 22,063
(1-day SOFR + 1.22%), 2.30% , 07/21/32 .. 60 51,422
(1-day SOFR + 1.33%), 2.97% , 02/04/33 .. 20 17,598
(1-day SOFR + 1.83%), 4.57% , 04/27/33 .. 10 9,693
(1-day SOFR + 2.16%), 5.02% , 07/22/33 .. 5 4,985
(1-day SOFR + 1.84%), 5.87% , 09/15/34 .. 15 15,583
(1-day SOFR + 1.65%), 5.47% , 01/23/35 .. 15 15,162
(1-day SOFR + 1.31%), 5.51% , 01/24/36 .. 25 25,224
(3-mo. CME Term SOFR + 1.58%), 4.08% ,
04/23/40 ...................... 45 38,186
(1-day SOFR + 1.93%), 2.68% , 06/19/41 .. 10 6,980
(1-day SOFR + 1.58%), 3.31% , 04/22/42 .. 15 11,191
(3-mo. CME Term SOFR + 3.41%), 4.08% ,
03/20/51 ...................... 20 15,444
(1-day SOFR + 1.88%), 2.83% , 10/24/51 .. 10 6,033
(1-day SOFR + 1.56%), 2.97% , 07/21/52 .. 52 32,459
Bank of Montreal
5.72% , 09/25/28 ................... 10 10,344
5.51% , 06/04/31 ................... 10 10,336
Bank of Nova Scotia (The), 2.45%, 02/02/32 .. 25 21,444
Barclays plc
(1-day SOFR + 1.74%), 5.69% , 03/12/30
(b)
. 25 25,634
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 5.75% ,
08/09/33
(b)
..................... 25 25,466
(1-day SOFR + 2.98%), 6.22% , 05/09/34
(b)
. 20 20,883
(1-day SOFR + 2.62%), 6.69% , 09/13/34
(b)
. 15 16,095
(1-day SOFR + 1.91%), 5.34% , 09/10/35
(b)
. 20 19,460
4.95% , 01/10/47 ................... 15 13,236
Security
Par (000)
Par (000) Value
Banks (continued)
Canadian Imperial Bank of Commerce
5.26% , 04/08/29 ................... USD 15 $ 15,350
3.60% , 04/07/32 ................... 10 9,177
6.09% , 10/03/33 ................... 6 6,361
Citigroup, Inc.
4.13% , 07/25/28 ................... 15 14,766
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(b)
. 20 20,248
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30
(b)
..................... 15 14,558
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(b)
. 10 9,254
(1-day SOFR + 3.91%), 4.41% , 03/31/31
(b)
. 95 92,865
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(b)
. 10 8,739
6.63% , 06/15/32 ................... 15 16,150
(1-day SOFR + 1.35%), 3.06% , 01/25/33
(b)
. 10 8,794
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(b)
. 5 4,588
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(b)
. 10 9,831
(1-day SOFR + 1.45%), 5.45% , 06/11/35
(b)
. 40 40,085
(1-day SOFR + 1.38%), 2.90% , 11/03/42
(b)
. 15 10,319
4.75% , 05/18/46 ................... 55 45,740
4.65% , 07/23/48 ................... 25 20,869
Citizens Financial Group, Inc.
(1-day SOFR + 2.01%), 5.84% , 01/23/30
(b)
. 10 10,251
3.25% , 04/30/30 ................... 10 9,223
(1-day SOFR + 2.33%), 6.65% , 04/25/35
(b)
. 5 5,302
Cooperatieve Rabobank UA, 5.25%, 05/24/41 . 40 38,474
Fifth Third Bancorp
(1-day SOFR + 2.34%), 6.34% , 07/27/29
(b)
. 10 10,459
(SOFR Index + 2.13%), 4.77% , 07/28/30
(b)
. 10 9,966
8.25% , 03/01/38 ................... 6 7,014
HSBC Holdings plc
(1-day SOFR + 1.19%), 2.80% , 05/24/32
(b)
. 200 174,775
6.10% , 01/14/42
(a)
.................. 40 41,508
Huntington Bancshares, Inc.
(1-day SOFR + 2.02%), 6.21% , 08/21/29
(b)
. 15 15,634
2.55% , 02/04/30 ................... 5 4,521
(SOFR Index + 1.87%), 5.71% , 02/02/35
(b)
. 7 7,036
ING Groep NV, (1-day SOFR + 2.09%), 6.11%,
09/11/34
(b)
...................... 20 20,992
JPMorgan Chase & Co.
(1-day SOFR + 1.45%), 5.30% , 07/24/29
(b)
. 33 33,656
(1-day SOFR + 1.75%), 4.57% , 06/14/30
(b)
. 10 9,946
(1-day SOFR + 1.13%), 5.00% , 07/22/30
(b)
. 15 15,138
(3-mo. CME Term SOFR + 1.51%), 2.74% ,
10/15/30
(b)
..................... 15 13,831
(1-day SOFR + 1.04%), 4.60% , 10/22/30
(b)
. 50 49,743
(3-mo. CME Term SOFR + 3.79%), 4.49% ,
03/24/31
(b)
..................... 15 14,798
(3-mo. CME Term SOFR + 1.25%), 2.58% ,
04/22/32
(b)
..................... 70 61,764
(1-day SOFR + 2.08%), 4.91% , 07/25/33
(b)
. 15 14,868
(1-day SOFR + 1.85%), 5.35% , 06/01/34
(b)
. 15 15,191
(1-day SOFR + 1.49%), 5.77% , 04/22/35
(b)
. 15 15,510
(1-day SOFR + 1.46%), 5.29% , 07/22/35
(b)
. 20 19,972
6.40% , 05/15/38 ................... 95 103,224
5.40% , 01/06/42 ................... 15 14,743
(3-mo. CME Term SOFR + 1.72%), 4.03% ,
07/24/48
(b)
..................... 15 11,786
(1-day SOFR + 1.58%), 3.33% , 04/22/52
(b)
. 10 6,768
KeyCorp
2.55% , 10/01/29 ................... 45 40,997
(SOFR Index + 2.06%), 4.79% , 06/01/33
(b)
. 10 9,543
Lloyds Banking Group plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.75%), 5.68%, 01/05/35
(b)
............ 40 40,365

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
M&T Bank Corp.
(b)
(1-day SOFR + 1.85%), 5.05% , 01/27/34 .. USD 6 $ 5,814
(1-day SOFR + 1.61%), 5.39% , 01/16/36 .. 20 19,464
Mitsubishi UFJ Financial Group, Inc., 2.05%,
07/17/30 ....................... 200 175,456
NatWest Group plc, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.50%), 5.78%, 03/01/35
(b)
............ 10 10,175
PNC Financial Services Group, Inc. (The)
3.45% , 04/23/29 ................... 30 28,929
(1-day SOFR + 1.84%), 5.58% , 06/12/29
(b)
. 15 15,438
2.55% , 01/22/30
(a)
.................. 50 45,674
(SOFR Index + 2.14%), 6.04% , 10/28/33
(b)
. 16 16,745
(1-day SOFR + 2.28%), 6.88% , 10/20/34
(b)
. 20 21,963
(1-day SOFR + 1.90%), 5.68% , 01/22/35
(b)
. 5 5,097
(1-day SOFR + 1.60%), 5.40% , 07/23/35
(b)
. 8 7,976
(1-day SOFR + 1.39%), 5.58% , 01/29/36
(b)
. 15 15,115
Royal Bank of Canada
5.20% , 08/01/28 ................... 10 10,237
(SOFR Index + 1.08%), 4.65% , 10/18/30
(b)
. 30 29,881
2.30% , 11/03/31 ................... 10 8,654
5.00% , 02/01/33 ................... 10 10,019
5.15% , 02/01/34 ................... 10 10,076
Sumitomo Mitsui Financial Group, Inc.
3.94% , 07/19/28 ................... 40 39,426
3.04% , 07/16/29 ................... 35 32,898
5.56% , 07/09/34 ................... 10 10,167
2.93% , 09/17/41 ................... 20 14,142
5.84% , 07/09/44 ................... 20 20,016
Toronto-Dominion Bank (The)
2.00% , 09/10/31 ................... 15 12,899
4.46% , 06/08/32 ................... 35 33,879
Truist Financial Corp.
(b)
(1-day SOFR + 1.62%), 5.44% , 01/24/30 .. 15 15,329
(1-day SOFR + 1.85%), 5.12% , 01/26/34 .. 25 24,509
(1-day SOFR + 2.36%), 5.87% , 06/08/34 .. 10 10,255
(1-day SOFR + 1.92%), 5.71% , 01/24/35 .. 10 10,156
US Bancorp
(1-day SOFR + 2.02%), 5.78% , 06/12/29
(b)
. 25 25,799
1.38% , 07/22/30 ................... 65 55,369
(1-day SOFR + 1.60%), 4.84% , 02/01/34
(b)
. 10 9,704
(1-day SOFR + 2.26%), 5.84% , 06/12/34
(b)
. 10 10,331
(1-day SOFR + 1.86%), 5.68% , 01/23/35
(b)
. 10 10,193
Westpac Banking Corp.
5.54% , 11/17/28 ................... 15 15,623
1.95% , 11/20/28 ................... 25 23,107
2.15% , 06/03/31 ................... 15 13,174
6.82% , 11/17/33 ................... 5 5,442
2.96% , 11/16/40 ................... 10 7,230
3.13% , 11/18/41 ................... 5 3,523
2,625,223
Beverages — 0.1%
Keurig Dr Pepper, Inc., 3.80%, 05/01/50 ..... 20 14,353
Biotechnology — 4.8%
AbbVie, Inc.
4.80% , 03/15/29 ................... 25 25,356
3.20% , 11/21/29 ................... 30 28,457
5.05% , 03/15/34 ................... 20 20,017
4.50% , 05/14/35 ................... 15 14,245
4.05% , 11/21/39 ................... 70 59,837
4.70% , 05/14/45 ................... 25 21,942
4.25% , 11/21/49 ................... 55 44,100
5.50% , 03/15/64 ................... 8 7,567
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Amgen, Inc.
1.65% , 08/15/28 ................... USD 50 $ 45,896
5.25% , 03/02/30 ................... 27 27,666
2.00% , 01/15/32 ................... 10 8,407
5.25% , 03/02/33 ................... 27 27,252
5.60% , 03/02/43 ................... 28 27,148
4.40% , 05/01/45 ................... 15 12,449
4.66% , 06/15/51 ................... 75 62,500
4.40% , 02/22/62 ................... 10 7,577
5.75% , 03/02/63 ................... 12 11,360
Biogen, Inc.
2.25% , 05/01/30 ................... 20 17,718
3.15% , 05/01/50 ................... 10 6,102
Gilead Sciences, Inc.
1.65% , 10/01/30 ................... 25 21,549
4.00% , 09/01/36 ................... 20 17,908
4.75% , 03/01/46 ................... 35 30,577
5.50% , 11/15/54 ................... 25 23,895
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ....................... 15 12,856
582,381
Broadline Retail — 0.1%
eBay, Inc.
2.70% , 03/11/30 ................... 10 9,173
3.65% , 05/10/51 ................... 10 6,971
16,144
Building Products — 0.3%
Carrier Global Corp.
2.72% , 02/15/30 ................... 15 13,811
3.38% , 04/05/40 ................... 10 7,749
3.58% , 04/05/50 ................... 14 9,990
Owens Corning, 5.70%, 06/15/34 ......... 5 5,105
36,655
Capital Markets — 7.8%
Ameriprise Financial, Inc., 5.15%, 05/15/33 ... 5 5,034
Bank of New York Mellon Corp. (The), 3.30%,
08/23/29
(a)
...................... 15 14,286
Charles Schwab Corp. (The)
2.30% , 05/13/31 ................... 20 17,504
2.90% , 03/03/32
(a)
.................. 10 8,835
CME Group, Inc.
2.65% , 03/15/32 ................... 5 4,423
5.30% , 09/15/43 ................... 5 4,904
Deutsche Bank AG
5.41% , 05/10/29 ................... 15 15,426
(1-day SOFR + 2.05%), 5.40% , 09/11/35
(b)
. 10 9,761
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.21%), 5.05% , 07/23/30
(b)
. 40 40,353
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(b)
. 75 65,794
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(b)
. 20 17,216
(1-day SOFR + 1.41%), 3.10% , 02/24/33
(b)
. 15 13,261
(1-day SOFR + 1.95%), 6.56% , 10/24/34
(b)
. 15 16,336
(1-day SOFR + 1.55%), 5.85% , 04/25/35
(b)
. 15 15,435
(1-day SOFR + 1.55%), 5.33% , 07/23/35
(b)
. 15 14,893
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(b)
. 25 24,198
6.75% , 10/01/37 ................... 65 69,839
(1-day SOFR + 1.63%), 3.44% , 02/24/43
(b)
. 25 18,542
5.15% , 05/22/45 ................... 45 39,621
Intercontinental Exchange, Inc.
1.85% , 09/15/32 ................... 10 8,194
4.25% , 09/21/48 ................... 10 8,034
4.95% , 06/15/52 ................... 15 13,259
3.00% , 09/15/60 ................... 30 17,769

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Morgan Stanley
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30
(b)
..................... USD 25 $ 24,775
(1-day SOFR + 1.10%), 4.65% , 10/18/30
(b)
. 15 14,883
(1-day SOFR + 1.14%), 2.70% , 01/22/31
(b)
. 50 45,577
(1-day SOFR + 1.18%), 2.24% , 07/21/32
(b)
. 60 51,147
(1-day SOFR + 1.29%), 2.94% , 01/21/33
(b)
. 30 26,352
(1-day SOFR + 1.87%), 5.25% , 04/21/34
(b)
. 10 9,988
(1-day SOFR + 2.05%), 6.63% , 11/01/34
(b)
. 20 21,728
(1-day SOFR + 1.58%), 5.83% , 04/19/35
(b)
. 15 15,458
(1-day SOFR + 1.42%), 5.59% , 01/18/36
(b)
. 25 25,269
(1-day SOFR + 1.49%), 3.22% , 04/22/42
(b)
. 15 11,037
4.30% , 01/27/45 ................... 60 49,688
(1-day SOFR + 4.84%), 5.60% , 03/24/51
(b)
. 30 29,047
Nasdaq, Inc., 5.55%, 02/15/34 ........... 30 30,749
Nomura Holdings, Inc.
6.07% , 07/12/28 ................... 50 51,919
5.78% , 07/03/34 ................... 10 10,195
Northern Trust Corp., 6.13%, 11/02/32 ...... 10 10,653
Raymond James Financial, Inc., 3.75%, 04/01/51 10 7,117
S&P Global, Inc.
2.90% , 03/01/32 ................... 10 8,969
3.70% , 03/01/52 ................... 5 3,688
State Street Corp., 2.20%, 03/03/31 ....... 5 4,352
UBS AG, 5.65%, 09/11/28 ............. 25 25,883
941,391
Chemicals — 0.8%
Air Products & Chemicals, Inc.
2.05% , 05/15/30 ................... 10 8,903
4.85% , 02/08/34 ................... 7 6,928
2.70% , 05/15/40 ................... 10 7,122
CF Industries, Inc., 5.15%, 03/15/34 ....... 15 14,540
DuPont de Nemours, Inc.
4.73% , 11/15/28 ................... 15 15,181
5.32% , 11/15/38 ................... 18 18,366
International Flavors & Fragrances, Inc., 5.00%,
09/26/48
(a)
...................... 5 4,081
Nutrien Ltd., 5.00%, 04/01/49 ........... 10 8,692
Sherwin-Williams Co. (The), 4.50%, 06/01/47 .. 10 8,192
92,005
Commercial Services & Supplies — 0.6%
RELX Capital, Inc., 5.25%, 03/27/35 ....... 20 20,078
Waste Connections, Inc.
4.20% , 01/15/33 ................... 12 11,450
2.95% , 01/15/52 ................... 5 3,080
Waste Management, Inc.
1.50% , 03/15/31
(a)
.................. 20 16,882
4.88% , 02/15/34 ................... 8 7,970
5.35% , 10/15/54
(a)
.................. 15 14,193
73,653
Communications Equipment — 0.7%
Cisco Systems, Inc.
5.05% , 02/26/34 ................... 15 15,101
5.90% , 02/15/39 ................... 25 26,327
5.30% , 02/26/54 ................... 15 14,207
5.35% , 02/26/64 ................... 5 4,692
Motorola Solutions, Inc.
4.60% , 05/23/29
(a)
.................. 15 14,980
2.30% , 11/15/30 ................... 10 8,779
84,086
Construction Materials — 0.3%
Martin Marietta Materials, Inc.
2.40% , 07/15/31 ................... 5 4,349
Security
Par (000)
Par (000) Value
Construction Materials (continued)
3.20% , 07/15/51 ................... USD 5 $ 3,174
Vulcan Materials Co., 5.35%, 12/01/34 ...... 25 25,218
32,741
Consumer Finance — 2.9%
AerCap Ireland Capital DAC, 3.00%, 10/29/28 . 150 141,567
Ally Financial, Inc., 8.00%, 11/01/31 ....... 15 16,776
American Express Co.
4.05% , 05/03/29 ................... 25 24,811
4.05% , 12/03/42 ................... 10 8,304
American Honda Finance Corp., 4.90%,
01/10/34
(a)
...................... 5 4,866
Capital One Financial Corp., 6.70%, 11/29/32 .. 5 5,375
General Motors Financial Co., Inc.
5.80% , 01/07/29 ................... 10 10,217
4.90% , 10/06/29 ................... 60 59,224
2.70% , 06/10/31 ................... 25 21,429
3.10% , 01/12/32 ................... 15 12,936
6.10% , 01/07/34 ................... 15 15,065
John Deere Capital Corp.
4.90% , 03/07/31 ................... 10 10,151
Series I , 5.15% , 09/08/33 ............. 10 10,167
5.10% , 04/11/34 ................... 10 10,038
350,926
Consumer Staples Distribution & Retail — 0.4%
Dollar General Corp., 3.50%, 04/03/30 ...... 15 14,032
Sysco Corp., 6.60%, 04/01/50
(a)
.......... 10 10,573
Target Corp.
2.35% , 02/15/30 ................... 10 9,151
4.00% , 07/01/42 ................... 10 8,223
2.95% , 01/15/52
(a)
.................. 5 3,083
4.80% , 01/15/53 ................... 10 8,683
53,745
Containers & Packaging — 0.0%
Berry Global, Inc., 5.65%, 01/15/34 ........ 5 5,037
Diversified REITs — 0.5%
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ....................... 10 10,143
Simon Property Group LP, 2.65%, 07/15/30 ... 50 45,465
55,608
Diversified Telecommunication Services — 5.5%
AT&T, Inc.
2.55% , 12/01/33 ................... 110 90,352
4.50% , 05/15/35
(a)
.................. 15 14,102
3.50% , 06/01/41 ................... 50 38,249
3.65% , 06/01/51 ................... 85 59,023
3.55% , 09/15/55 ................... 80 52,925
3.65% , 09/15/59 ................... 15 9,834
Bell Telephone Co. of Canada or Bell Canada,
4.46%, 04/01/48 .................. 15 11,822
British Telecommunications plc, 9.63%,
12/15/30
(c)
...................... 15 18,293
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(c)
................. 15 17,582
Orange SA, 5.50%, 02/06/44 ............ 20 19,150
Telefonica Emisiones SA, 7.05%, 06/20/36 ... 40 43,718
TELUS Corp., 4.60%, 11/16/48 .......... 7 5,562
Verizon Communications, Inc.
4.33% , 09/21/28 ................... 40 39,929
3.88% , 02/08/29 ................... 20 19,606
3.15% , 03/22/30
(a)
.................. 20 18,748
2.55% , 03/21/31 ................... 30 26,577
4.50% , 08/10/33 ................... 10 9,587
4.40% , 11/01/34 ................... 10 9,372

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.25% , 04/02/35 ................... USD 25 $ 24,914
3.40% , 03/22/41 ................... 115 86,904
4.86% , 08/21/46 ................... 5 4,366
2.99% , 10/30/56
(a)
.................. 85 49,763
670,378
Electric Utilities — 0.1%
Commonwealth Edison Co., 4.00%, 03/01/48 .. 10 7,583
Oncor Electric Delivery Co. LLC
4.95% , 09/15/52 ................... 5 4,319
5.55% , 06/15/54 ................... 5 4,702
16,604
Electrical Equipment — 0.3%
Eaton Corp.
4.15% , 03/15/33 ................... 15 14,352
4.15% , 11/02/42 ................... 10 8,363
Regal Rexnord Corp.
6.30% , 02/15/30 ................... 5 5,181
6.40% , 04/15/33 ................... 10 10,342
38,238
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., 2.20%, 09/15/31 ......... 10 8,662
CDW LLC, 3.57%, 12/01/31 ............ 11 9,963
Corning, Inc., 4.38%, 11/15/57 ........... 15 11,429
30,054
Entertainment — 1.5%
Walt Disney Co. (The)
3.80% , 03/22/30 ................... 15 14,674
2.65% , 01/13/31 ................... 50 45,476
3.60% , 01/13/51 ................... 65 46,494
Warnermedia Holdings, Inc.
4.28% , 03/15/32 ................... 35 29,710
5.05% , 03/15/42 ................... 10 7,209
5.14% , 03/15/52 ................... 45 29,193
5.39% , 03/15/62 ................... 10 6,431
179,187
Financial Services — 1.9%
Apollo Global Management, Inc., 5.80%,
05/21/54 ....................... 5 4,795
Equitable Holdings, Inc., 5.00%, 04/20/48 .... 7 6,019
Fidelity National Information Services, Inc.,
5.10%, 07/15/32 .................. 10 10,026
Fiserv, Inc.
5.63% , 08/21/33 ................... 12 12,212
4.40% , 07/01/49 ................... 20 15,748
Global Payments, Inc.
3.20% , 08/15/29 ................... 15 14,035
5.95% , 08/15/52
(a)
.................. 10 9,304
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 07/01/34 .................. 10 9,750
Mastercard, Inc.
3.35% , 03/26/30 ................... 40 38,272
4.55% , 01/15/35 ................... 25 24,251
3.85% , 03/26/50 ................... 10 7,679
PayPal Holdings, Inc.
2.30% , 06/01/30 ................... 20 18,013
4.40% , 06/01/32 ................... 15 14,610
5.05% , 06/01/52 ................... 5 4,451
Visa, Inc.
2.05% , 04/15/30 ................... 15 13,539
1.10% , 02/15/31 ................... 10 8,452
4.30% , 12/14/45 ................... 25 21,305
Security
Par (000)
Par (000) Value
Financial Services (continued)
2.00% , 08/15/50 ................... USD 5 $ 2,673
235,134
Food Products — 0.9%
Conagra Brands, Inc., 5.30%, 11/01/38 ...... 15 14,038
General Mills, Inc., 4.95%, 03/29/33 ....... 10 9,891
Hormel Foods Corp., 1.80%, 06/11/30 ...... 25 22,004
J M Smucker Co. (The), 6.50%, 11/15/53
(a)
... 6 6,314
Kraft Heinz Foods Co., 4.38%, 06/01/46 ..... 45 35,522
Tyson Foods, Inc., 5.10%, 09/28/48 ........ 20 17,492
105,261
Ground Transportation — 0.1%
Uber Technologies, Inc.
4.80% , 09/15/34 ................... 8 7,733
5.35% , 09/15/54 ................... 8 7,282
15,015
Health Care Equipment & Supplies — 1.8%
Becton Dickinson & Co.
2.82% , 05/20/30 ................... 30 27,394
4.67% , 06/06/47 ................... 10 8,323
DH Europe Finance II SARL, 2.60%, 11/15/29 . 80 74,087
GE HealthCare Technologies, Inc., 4.80%,
08/14/29 ....................... 40 40,201
Solventum Corp.
5.40% , 03/01/29 ................... 10 10,201
5.60% , 03/23/34 ................... 10 10,077
5.90% , 04/30/54 ................... 7 6,709
Stryker Corp., 5.20%, 02/10/35 .......... 40 39,999
216,991
Health Care Providers & Services — 7.6%
Centene Corp., 4.63%, 12/15/29 .......... 95 91,904
Cigna Group (The)
4.90% , 12/15/48 ................... 60 50,796
5.60% , 02/15/54 ................... 10 9,237
CVS Health Corp.
3.75% , 04/01/30 ................... 25 23,648
1.88% , 02/28/31 ................... 15 12,603
2.13% , 09/15/31 ................... 20 16,740
5.25% , 02/21/33 ................... 10 9,860
5.70% , 06/01/34 ................... 7 7,045
4.78% , 03/25/38 ................... 25 22,212
5.13% , 07/20/45 ................... 15 12,864
5.05% , 03/25/48 ................... 65 54,152
5.88% , 06/01/53 ................... 15 13,843
6.00% , 06/01/63 ................... 5 4,591
Elevance Health, Inc.
2.55% , 03/15/31 ................... 10 8,838
4.75% , 02/15/33 ................... 10 9,742
4.65% , 01/15/43 ................... 20 17,104
3.70% , 09/15/49 ................... 10 6,973
3.60% , 03/15/51 ................... 25 17,115
5.65% , 06/15/54 ................... 6 5,607
5.85% , 11/01/64 ................... 15 14,140
HCA, Inc.
5.63% , 09/01/28 ................... 10 10,230
5.88% , 02/01/29 ................... 10 10,316
4.13% , 06/15/29 ................... 10 9,732
3.50% , 09/01/30 ................... 10 9,325
2.38% , 07/15/31 ................... 15 12,828
3.63% , 03/15/32 ................... 10 9,069
5.50% , 06/01/33
(a)
.................. 20 20,168
5.60% , 04/01/34 ................... 10 10,056
5.45% , 09/15/34 ................... 15 14,867
5.75% , 03/01/35
(a)
.................. 25 25,215

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.50% , 06/15/47 ................... USD 10 $ 9,049
5.25% , 06/15/49 ................... 10 8,657
3.50% , 07/15/51 ................... 45 28,948
Humana, Inc.
2.15% , 02/03/32 ................... 15 12,287
5.88% , 03/01/33 ................... 5 5,078
5.95% , 03/15/34 ................... 5 5,068
5.50% , 03/15/53 ................... 5 4,325
5.75% , 04/15/54 ................... 5 4,493
Laboratory Corp. of America Holdings, 4.70%,
02/01/45 ....................... 5 4,231
Quest Diagnostics, Inc., 5.00%, 12/15/34 .... 5 4,905
UnitedHealth Group, Inc.
4.25% , 01/15/29 ................... 20 19,752
4.00% , 05/15/29 ................... 20 19,537
4.20% , 05/15/32 ................... 51 48,434
5.35% , 02/15/33 ................... 15 15,136
5.15% , 07/15/34 ................... 20 19,781
6.88% , 02/15/38 ................... 10 11,063
3.05% , 05/15/41 ................... 15 10,679
5.50% , 07/15/44 ................... 15 14,133
4.75% , 07/15/45 ................... 15 12,748
4.20% , 01/15/47 ................... 5 3,856
4.75% , 05/15/52 ................... 92 75,668
6.05% , 02/15/63 ................... 15 14,593
5.20% , 04/15/63 ................... 15 12,764
5.75% , 07/15/64 ................... 15 14,007
920,012
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.
2.00% , 05/18/32 ................... 20 16,150
3.55% , 03/15/52 ................... 10 6,508
Welltower OP LLC, 2.80%, 06/01/31 ....... 15 13,404
36,062
Health Care Technology — 0.1%
IQVIA, Inc., 6.25%, 02/01/29 ............ 10 10,343
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc., 4.63%, 04/13/30 ..... 10 10,053
Marriott International, Inc.
Series GG , 3.50% , 10/15/32 ........... 20 17,855
5.35% , 03/15/35 ................... 5 4,927
McDonald's Corp.
2.13% , 03/01/30 ................... 25 22,457
4.60% , 09/09/32 ................... 15 14,848
4.88% , 12/09/45 ................... 15 13,282
3.63% , 09/01/49 ................... 15 10,689
5.45% , 08/14/53
(a)
.................. 15 14,158
Starbucks Corp.
3.55% , 08/15/29 ................... 42 40,438
3.50% , 11/15/50 ................... 15 10,104
158,811
Industrial Conglomerates — 0.2%
3M Co.
2.38% , 08/26/29 ................... 15 13,806
3.25% , 08/26/49 ................... 10 6,638
20,444
Industrial REITs — 0.2%
Prologis LP
4.75% , 06/15/33 ................... 20 19,610
5.25% , 06/15/53 ................... 5 4,583
5.25% , 03/15/54 ................... 5 4,590
28,783
Security
Par (000)
Par (000) Value
Insurance — 1.9%
American International Group, Inc., 4.38%,
06/30/50 ....................... USD 15 $ 12,143
Aon Corp., 5.35%, 02/28/33 ............ 10 10,170
Aon North America, Inc.
5.45% , 03/01/34 ................... 10 10,107
5.75% , 03/01/54 ................... 15 14,350
Arthur J Gallagher & Co.
5.15% , 02/15/35 ................... 15 14,786
3.50% , 05/20/51 ................... 5 3,375
5.55% , 02/15/55 ................... 10 9,300
Chubb INA Holdings LLC
4.35% , 11/03/45 ................... 10 8,387
3.05% , 12/15/61 ................... 5 2,979
Everest Reinsurance Holdings, Inc., 3.13%,
10/15/52 ....................... 11 6,622
Fairfax Financial Holdings Ltd., 6.35%, 03/22/54 6 5,882
Hartford Insurance Group, Inc. (The), 3.60%,
08/19/49 ....................... 10 7,148
Marsh & McLennan Cos., Inc.
4.90% , 03/15/49 ................... 10 8,802
5.70% , 09/15/53 ................... 5 4,905
5.40% , 03/15/55 ................... 10 9,333
MetLife, Inc.
4.55% , 03/23/30 ................... 15 15,128
5.70% , 06/15/35 ................... 15 15,655
4.05% , 03/01/45 ................... 27 21,621
5.00% , 07/15/52 ................... 10 8,867
Progressive Corp. (The), 4.13%, 04/15/47 .... 10 7,954
Prudential Financial, Inc., 4.35%, 02/25/50 ... 25 20,145
Travelers Cos., Inc. (The), 3.05%, 06/08/51 ... 15 9,610
Willis North America, Inc., 5.90%, 03/05/54 ... 5 4,829
232,098
Interactive Media & Services — 0.4%
Alphabet, Inc.
1.10% , 08/15/30 ................... 15 12,808
2.05% , 08/15/50
(a)
.................. 10 5,391
5.30% , 05/15/65 ................... 25 23,905
42,104
IT Services — 0.8%
Accenture Capital, Inc., 4.50%, 10/04/34 ..... 15 14,389
International Business Machines Corp., 4.15%,
05/15/39 ....................... 100 86,177
100,566
Leisure Products — 0.1%
Hasbro, Inc., 3.90%, 11/19/29 ........... 10 9,539
Machinery — 0.9%
Cummins, Inc., 5.45%, 02/20/54 .......... 5 4,694
Deere & Co., 3.90%, 06/09/42 ........... 15 12,490
Illinois Tool Works, Inc., 3.90%, 09/01/42 .... 10 8,064
Ingersoll Rand, Inc., 5.70%, 08/14/33 ....... 7 7,195
Otis Worldwide Corp.
2.57% , 02/15/30 ................... 22 20,076
3.11% , 02/15/40 ................... 5 3,740
Parker-Hannifin Corp., 3.25%, 06/14/29
(a)
.... 40 38,217
Stanley Black & Decker, Inc., 2.30%, 03/15/30 . 22 19,369
113,845
Media — 5.6%
Charter Communications Operating LLC
5.05% , 03/30/29 ................... 13 13,054
2.30% , 02/01/32 ................... 10 8,245
4.40% , 04/01/33 ................... 6 5,526
6.65% , 02/01/34 ................... 5 5,253
6.55% , 06/01/34 ................... 10 10,468

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
6.38% , 10/23/35 ................... USD 15 $ 15,403
3.50% , 03/01/42 ................... 15 10,396
6.48% , 10/23/45 ................... 43 41,414
4.80% , 03/01/50 ................... 51 39,453
3.85% , 04/01/61 ................... 33 20,345
Comcast Corp.
4.15% , 10/15/28 ................... 155 154,083
4.55% , 01/15/29 ................... 15 15,088
4.25% , 01/15/33 ................... 15 14,279
7.05% , 03/15/33 ................... 35 39,401
5.30% , 06/01/34 ................... 15 15,102
3.75% , 04/01/40 ................... 15 12,139
2.89% , 11/01/51 ................... 30 17,797
5.35% , 05/15/53
(a)
.................. 26 23,550
5.65% , 06/01/54 ................... 10 9,502
2.94% , 11/01/56 ................... 15 8,566
2.99% , 11/01/63 ................... 115 63,437
Discovery Communications LLC, 4.13%,
05/15/29 ....................... 20 18,598
Fox Corp.
4.71% , 01/25/29 ................... 15 15,031
5.48% , 01/25/39 ................... 10 9,574
5.58% , 01/25/49 ................... 10 9,170
Paramount Global
4.95% , 01/15/31 ................... 15 14,525
4.38% , 03/15/43 ................... 30 21,826
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33 ....................... 5 5,747
Time Warner Cable LLC
6.55% , 05/01/37 ................... 17 17,120
5.50% , 09/01/41 ................... 27 23,755
677,847
Metals & Mining — 0.2%
Newmont Corp.
2.25% , 10/01/30 ................... 10 8,935
5.35% , 03/15/34 ................... 5 5,056
6.25% , 10/01/39 ................... 10 10,677
24,668
Office REITs — 0.2%
Boston Properties LP, 2.45%, 10/01/33
(a)
..... 30 23,532
Personal Care Products — 0.1%
Kenvue, Inc.
5.05% , 03/22/53
(a)
.................. 10 9,123
5.20% , 03/22/63 ................... 5 4,528
13,651
Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.
3.40% , 07/26/29 ................... 26 25,028
1.45% , 11/13/30 ................... 25 21,370
2.95% , 03/15/32 ................... 25 22,341
5.20% , 02/22/34 ................... 20 20,147
4.13% , 06/15/39 ................... 20 17,356
2.35% , 11/13/40 ................... 10 6,676
4.25% , 10/26/49 ................... 50 39,519
5.55% , 02/22/54 ................... 5 4,747
6.40% , 11/15/63 ................... 10 10,539
5.65% , 02/22/64 ................... 10 9,458
Eli Lilly & Co.
4.70% , 02/27/33 ................... 10 9,960
4.70% , 02/09/34 ................... 15 14,765
4.60% , 08/14/34 ................... 50 48,759
2.25% , 05/15/50 ................... 15 8,283
5.00% , 02/09/54 ................... 15 13,621
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.95% , 02/27/63 ................... USD 10 $ 8,813
5.10% , 02/09/64 ................... 5 4,505
5.20% , 08/14/64 ................... 5 4,604
GlaxoSmithKline Capital plc, 3.38%, 06/01/29 . 25 24,090
Johnson & Johnson, 3.70%, 03/01/46 ...... 80 63,179
Merck & Co., Inc.
1.45% , 06/24/30 ................... 35 30,263
3.70% , 02/10/45 ................... 35 26,991
5.00% , 05/17/53
(a)
.................. 25 22,417
2.90% , 12/10/61 ................... 5 2,825
5.15% , 05/17/63 ................... 5 4,502
Novartis Capital Corp.
2.20% , 08/14/30 ................... 30 27,001
2.75% , 08/14/50 ................... 25 15,561
Pfizer Investment Enterprises Pte. Ltd.
4.65% , 05/19/30 ................... 20 20,109
4.75% , 05/19/33 ................... 55 54,018
5.30% , 05/19/53 ................... 40 36,655
5.34% , 05/19/63 ................... 20 18,009
Pfizer, Inc.
3.45% , 03/15/29 ................... 15 14,581
7.20% , 03/15/39 ................... 35 40,767
4.13% , 12/15/46 ................... 10 7,986
2.70% , 05/28/50 ................... 30 18,043
Royalty Pharma plc, 3.30%, 09/02/40 ...... 15 10,934
Takeda Pharmaceutical Co. Ltd.
5.65% , 07/05/44 ................... 15 14,513
3.18% , 07/09/50 ................... 15 9,519
Viatris, Inc.
2.70% , 06/22/30 ................... 30 26,203
3.85% , 06/22/40 ................... 15 10,682
4.00% , 06/22/50 ................... 10 6,401
Zoetis, Inc., 5.60%, 11/16/32 ............ 15 15,656
811,396
Professional Services — 0.4%
Automatic Data Processing, Inc., 1.25%,
09/01/30
(a)
...................... 15 12,865
Broadridge Financial Solutions, Inc., 2.90%,
12/01/29 ....................... 20 18,462
Paychex, Inc., 5.60%, 04/15/35 .......... 15 15,243
46,570
Real Estate Management & Development — 0.0%
CBRE Services, Inc., 5.95%, 08/15/34 ...... 5 5,171
Retail REITs — 0.1%
Brixmor Operating Partnership LP, 4.13%,
05/15/29 ....................... 10 9,733
Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices, Inc., 2.95%, 10/01/51 ...... 5 3,158
Applied Materials, Inc., 4.35%, 04/01/47 ..... 10 8,326
Broadcom, Inc.
5.05% , 07/12/29 ................... 15 15,253
2.45% , 02/15/31
(d)
.................. 20 17,681
4.30% , 11/15/32 ................... 14 13,411
3.42% , 04/15/33
(d)
.................. 10 8,921
3.47% , 04/15/34
(d)
.................. 15 13,200
4.80% , 10/15/34 ................... 10 9,739
4.93% , 05/15/37
(d)
.................. 70 66,734
3.50% , 02/15/41
(d)
.................. 15 11,631
3.75% , 02/15/51
(d)
.................. 5 3,628
Intel Corp.
1.60% , 08/12/28 ................... 90 81,931
5.13% , 02/10/30 ................... 25 25,283
4.15% , 08/05/32 ................... 10 9,294

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
4.60% , 03/25/40 ................... USD 10 $ 8,487
2.80% , 08/12/41 ................... 50 32,517
3.73% , 12/08/47 ................... 10 6,786
3.05% , 08/12/51 ................... 35 20,137
5.90% , 02/10/63 ................... 21 19,012
KLA Corp., 4.95%, 07/15/52 ............ 15 13,354
Lam Research Corp., 4.88%, 03/15/49 ...... 5 4,442
Marvell Technology, Inc., 2.95%, 04/15/31 .... 15 13,404
Micron Technology, Inc.
4.66% , 02/15/30 ................... 25 24,651
5.88% , 02/09/33 ................... 10 10,234
5.80% , 01/15/35 ................... 15 15,113
NVIDIA Corp., 3.50%, 04/01/40 .......... 20 16,464
NXP BV, 3.25%, 05/11/41 .............. 20 14,168
QUALCOMM, Inc.
1.65% , 05/20/32
(a)
.................. 10 8,199
4.80% , 05/20/45
(a)
.................. 10 8,923
4.50% , 05/20/52 ................... 10 8,246
6.00% , 05/20/53 ................... 10 10,272
Texas Instruments, Inc.
3.88% , 03/15/39 ................... 15 12,956
4.15% , 05/15/48 ................... 20 16,006
551,561
Software — 4.9%
Adobe, Inc., 2.30%, 02/01/30 ............ 10 9,159
Autodesk, Inc., 2.40%, 12/15/31 .......... 10 8,615
Intuit, Inc.
5.20% , 09/15/33
(a)
.................. 10 10,230
5.50% , 09/15/53 ................... 5 4,842
Microsoft Corp.
2.53% , 06/01/50 ................... 165 100,371
2.50% , 09/15/50 ................... 5 3,008
Oracle Corp.
4.20% , 09/27/29
(a)
.................. 50 49,255
2.95% , 04/01/30 ................... 20 18,499
2.88% , 03/25/31 ................... 25 22,533
6.25% , 11/09/32 ................... 15 16,016
4.70% , 09/27/34 ................... 50 47,706
3.85% , 07/15/36 ................... 15 12,930
3.80% , 11/15/37 ................... 15 12,512
3.60% , 04/01/40 ................... 38 29,659
4.00% , 07/15/46 ................... 100 74,939
3.60% , 04/01/50 ................... 45 30,526
3.95% , 03/25/51 ................... 40 28,668
3.85% , 04/01/60 ................... 15 10,002
Roper Technologies, Inc., 4.20%, 09/15/28 ... 10 9,909
Salesforce, Inc.
1.95% , 07/15/31 ................... 15 12,976
2.90% , 07/15/51 ................... 20 12,402
Synopsys, Inc.
5.00% , 04/01/32 ................... 25 25,017
5.70% , 04/01/55 ................... 15 14,347
VMware LLC, 4.70%, 05/15/30 ........... 20 19,890
Workday, Inc., 3.80%, 04/01/32
(a)
......... 11 10,207
594,218
Specialized REITs — 0.7%
American Tower Corp.
2.10% , 06/15/30 ................... 10 8,787
1.88% , 10/15/30 ................... 10 8,586
5.55% , 07/15/33 ................... 10 10,185
3.10% , 06/15/50 ................... 15 9,487
Crown Castle, Inc.
2.10% , 04/01/31 ................... 15 12,679
5.80% , 03/01/34 ................... 10 10,203
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
2.90% , 04/01/41 ................... USD 20 $ 13,949
Equinix, Inc., 2.50%, 05/15/31 ........... 10 8,785
Public Storage Operating Co., 5.35%, 08/01/53 5 4,681
87,342
Specialty Retail — 2.4%
AutoZone, Inc., 4.00%, 04/15/30 .......... 10 9,696
Home Depot, Inc. (The)
2.95% , 06/15/29 ................... 45 42,750
5.88% , 12/16/36 ................... 15 15,826
5.95% , 04/01/41 ................... 15 15,547
2.75% , 09/15/51 ................... 115 68,514
Lowe's Cos., Inc.
1.70% , 09/15/28 ................... 95 87,200
2.80% , 09/15/41 ................... 35 23,765
5.63% , 04/15/53 ................... 15 14,077
4.45% , 04/01/62 ................... 20 15,044
292,419
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.
1.40% , 08/05/28 ................... 70 64,478
3.35% , 08/08/32 ................... 15 14,002
4.65% , 02/23/46 ................... 85 76,357
2.65% , 05/11/50 ................... 35 21,354
2.40% , 08/20/50 ................... 10 5,779
2.65% , 02/08/51 ................... 10 6,071
2.70% , 08/05/51 ................... 40 24,301
2.85% , 08/05/61
(a)
.................. 20 11,693
4.10% , 08/08/62 ................... 10 7,727
Dell International LLC
5.30% , 10/01/29 ................... 40 40,799
6.20% , 07/15/30 ................... 10 10,589
5.75% , 02/01/33
(a)
.................. 10 10,341
3.38% , 12/15/41 ................... 5 3,630
Hewlett Packard Enterprise Co.
4.85% , 10/15/31 ................... 10 9,918
5.00% , 10/15/34 ................... 10 9,757
6.20% , 10/15/35
(c)
.................. 10 10,416
6.35% , 10/15/45
(c)
.................. 5 5,001
5.60% , 10/15/54 ................... 8 7,483
HP, Inc.
2.65% , 06/17/31 ................... 10 8,655
5.50% , 01/15/33 ................... 10 9,966
6.00% , 09/15/41 ................... 5 4,876
363,193
Trading Companies & Distributors — 0.1%
Air Lease Corp., 3.13%, 12/01/30 ......... 15 13,711
Water Utilities — 0.1%
American Water Capital Corp., 3.75%, 09/01/47 10 7,375
Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc.
3.80% , 03/15/32 ................... 10 9,131
5.00% , 03/15/44 ................... 8 6,964
4.35% , 05/01/49 ................... 20 15,615
4.55% , 03/15/52 ................... 10 7,846
Vodafone Group plc
4.88% , 06/19/49 ................... 27 22,644
5.75% , 06/28/54 ................... 10 9,360
5.88% , 06/28/64 ................... 5 4,674
76,234
Total Long-Term Investments — 97 .9%
(Cost: $ 13,471,005 ) ............................... 11,892,350

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.9%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(g)
................... 481,650 $ 481,842
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 109,453 109,453
Total Short-Term Securities — 4 .9%
(Cost: $ 591,192 ) ................................. 591,295
Total Investments — 102 .8%
(Cost: $ 14,062,197 ) ............................... 12,483,645
Liabilities in Excess of Other Assets — (2.8) % ............. (336,364)
Net Assets — 100.0% ...............................
$ 12,147,281
(a)
All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/25
Shares
Held at
05/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 380,112 $ 101,803
(a)
$ — $ (57) $ (16) $ 481,842 481,650 $ 203
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 146,535 — (37,082)
(a)
— — 109,453 109,453 1,060 —
$ (57) $ (16) $ 591,295 $ 1,263 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 11,892,350 $ — $ 11,892,350
Short-Term Securities
Money Market Funds ...................................... 591,295 — — 591,295
$ 591,295 $ 11,892,350 $ — $ 12,483,645
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate